Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Non-cash financing and investing activities

Non-cash financing and investing activities:	2019	2018
Compensatory shares	$548	$693
Recognition (write-down) of constrained earn-out receivable on sale of assets (note 25)	(2,000)	2,000
Recognition of right-of-use assets (note 4)	11,434	—
Recognition of additional lease liabilities (note 4)	(13,988)	—